Trade and other receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

				$ million
		2025		2024
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	21,107	6	21,659	502
Amounts receivable from joint ventures and associates	817	—	655	—
Other receivables	2,882	1,755	3,524	808
	24,806	1,761	25,838	1,310
Non-financial assets
Sales taxes and production taxes	1,032	509	1,165	356
Other receivables	176	106	124	149
	1,208	615	1,289	505
	26,014	2,376	27,127	1,815
In both 2025 and 2024 the group entered into non-recourse arrangements to discount certain receivables in support of supply and trading activities and the management of credit risk.
Trade and other receivables are predominantly non-interest bearing.
See Note 29 for further information.